Leases - Amounts recognized in the consolidated statements of profit or loss (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Interest on lease liabilities	€ 2,797	€ 1,149	€ 661
Depreciation	9,038	7,181	5,913
Income from sub-leasing right-of-use assets	(112)	(14)
Expenses relating to short-term or low value leases	844	941	682
Rent concessions	(53)	(30)	(38)
Total amount recognized in profit from continuing operations	€ 12,514	€ 9,227	€ 7,218